Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,856,037	$ 57,670	$ 10,014
Prepaid expenses	352,433	15,000
Total current assets	4,208,470	72,670	10,014
NON-CURRENT ASSETS:
Property and equipment, net	6,406	7,699
Total Non-Current Assets		7,699
Total assets	4,214,876	80,369	10,014
Current liabilities:
Accounts payable	110,503	543,993	68,594
Accrued expenses	122,257	982,988
Deferred revenue		32,000	10,000
Short term insurance financing	213,290
Notes payable-related party			49,000
Convertible notes		1,323,890	284,038
Convertible notes - related party		254,850	253,266
Total current liabilities	446,050	3,137,721	1,019,121
TOTAL LIABILITIES		3,137,721	1,019,121
Stockholders’ deficit:
Series A Convertible Preferred stock, $0.00001 par value, 5,500,000 shares authorized; 73,449 shares issued and outstanding, as of September 30, 2023 and December 31, 2022.	1	1
Common stock, $0.00001 par value, 100,000,000 shares authorized; 6,094,644 and 4,021,935 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively.	61	40	46
Additional paid-in capital	12,226,742	1,341,662	587,415
Accumulated deficit	(8,457,978)	(4,399,055)	(1,596,568)
Total stockholders’ deficit	3,768,826	(3,057,352)	(1,009,107)
Total liabilities and stockholders’ deficit	$ 4,214,876	80,369	10,014
Nonrelated Party [Member]
Current liabilities:
Accrued expenses		416,072	68,557
Related Party [Member]
Current liabilities:
Accrued expenses		566,916	285,666
Notes payable-related party			$ 49,000